Contract Balances, Performance Obligations and Contract Costs - Changes in Deferred Revenue and Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Contract Balances, Performance Obligations and Contract Costs
Beginning balance	$ 58,700	$ 51,291
Recognition of previously deferred revenue	(48,253)	(38,065)
Deferral of revenue	57,605	45,234
Increases from business combinations, net	2,188	729
Effect of movements in foreign exchange	(841)	(489)
Ending balance	69,399	58,700
Current	67,784	56,780
Long-term	1,615
Beginning balance	1,443	1,353
Transfers to trade receivables from contract assets	(824)	(730)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	2,618	815
Effect of movements in foreign exchange	(15)	5
Ending balance	$ 3,222	$ 1,443